SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 11. SUBSEQUENT EVENTS In February thru March 2023, the Company offered shares in a private placement. The company issued 267,500 shares at the price of $2.00/share, raising a total of $535,000.